Share Capital (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Issued Share Capital
The following table presents information concerning issued share capital activity for the year ended March 31, 2025:

	Subordinate Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
Beginning balance	88,141,000	307,585	7,274,248	4,824
Shares issued pursuant to vesting of share-based compensation granted on business acquisition	622,420	1,971	—	—
Shares issued in consideration of the XRM Acquisition (note 4)	3,449,103	2,875	—	—
Shares purchased for cancellation	(205,483)	(717)	—	—
Shares purchased for settlement of RSUs	(69,840)	(244)	—	—
Delivery of shares upon settlement of RSUs	69,840	169	—	—
Issuance of shares upon settlement of PSUs	23,812	222	—	—
Ending balance (a)	92,030,852	311,861	7,274,248	4,824

(a) Includes 1,724,553 Subordinate Voting Shares issued as part of the XRM Acquisition subject to forfeitures which are not considered as outstanding as per IFRS.
The following table presents information concerning issued share capital activity for the year ended March 31, 2024:

	Subordinate Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
Beginning balance	87,871,568	307,110	7,324,248	4,857
Shares issued pursuant to vesting of share-based compensation granted on business acquisition	622,421	1,924	—	—
Conversion of shares	50,000	33	(50,000)	(33)
Shares purchased for cancellation	(493,878)	(1,724)	—	—
Exercise of stock options	2,500	8	—	—
Settlement of DSUs	73,682	201	—	—
Settlement of RSUs	14,707	33	—	—
Ending balance	88,141,000	307,585	7,274,248	4,824